PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Provisions
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2017	2016
Balance, beginning of the year		$285.1	$285.3
Revision of estimated cash flows and discount rates:
Capitalized in Property, plant and equipment	13	4.6	11.7
Changes in asset retirement obligations at closed sites	29	7.5	(9.8)
Sale of 30% interest in the Côté Gold Project	6	(0.3)	—
Accretion expense	30	0.9	0.6
Disbursements		(5.0)	(2.7)
Balance, end of the year		292.8	285.1
Less current portion		(10.8)	(12.5)
Non-current portion		$282.0	$272.6

	Notes	December 31, 2017	December 31, 2016
Asset retirement obligations		$292.8	$285.1
Yatela loss provision	12	15.1	15.0
Other		8.2	5.5
		$316.1	$305.6
Current portion of provisions		$17.1	$15.8
Non-current provisions		299.0	289.8
		$316.1	$305.6

Disclosure of Asset Retirement Obligations
As at December 31, 2017, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	C$[1]	$[1]
2018	$10.7	$1.7
2019	18.9	1.1
2020	18.5	0.8
2021	7.9	2.5
2022	7.6	1.3
2023 onwards	109.1	131.9
	$172.7	$139.3

1	Disbursements in US$ relate to the Essakane and Rosebel mines, and C$ disbursements relate to the Doyon mine and other Canadian sites.
As at December 31, 2017, estimated undiscounted amounts of cash flows required to settle the obligations, expected timing of payments and the average real discount rates assumed in measuring the environmental indemnities were as follows:

	Undiscounted Amounts Required (C$)	Undiscounted Amounts Required ($)	Expected Timing of Payments	Average Real Discount Rates
Rosebel mine	$—	$58.3	2018 - 2033	0.4%
Essakane mine	—	81.0	2018 - 2029	0.3%
Doyon mine	147.2	—	2018 - 2046	0.3%
Other Canadian sites	25.5	—	2018 - 2117	0.3%
	$172.7	$139.3